Significant Accounting Policies - Net Income (loss) Per Common Stock (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss			$ (13,845,000)	$ 4,321,000	$ (772,000)
CIK 001836707 SBEA Merger Sub LLC
Numerator
Net loss	$ (3,543)	$ (3,543)	$ (7,733,033)
Denominator
Basic weighted average shares outstanding		7,500,000	8,440,068
Diluted weighted average shares outstanding		7,500,000	8,440,068
Net loss per share, common stock, Basic		$ 0	$ (0.21)
Net loss per share, common stock, Diluted			$ (0.20)
Class A Common Stock | CIK 001836707 SBEA Merger Sub LLC
Numerator
Net loss			$ (5,954,435)
Denominator
Basic weighted average shares outstanding			28,828,767
Net loss per share, common stock, Basic			$ (0.21)
Class B Common Stock | CIK 001836707 SBEA Merger Sub LLC
Numerator
Net loss		$ (3,543)	$ (1,778,598)
Denominator
Basic weighted average shares outstanding		7,500,000	8,440,068
Diluted weighted average shares outstanding		7,500,000	8,440,068
Net loss per share, common stock, Basic			$ (0.21)
Net loss per share, common stock, Diluted			$ (0.20)